Sale of Intellectual Property (Details Narrative) - Boston Scientific (BSC Purchase Agreement) [Member]	1 Months Ended
Jun. 30, 2014 USD ($) Number
Intellectual property acquired	$ 4,338,601
Boston Scientific Notes [Member]
Number of notes cancelled | Number	3
Description of maturity date	Mature in 2014.
Aggregate principal amount cancelled	$ 4,338,601